Financial Instruments - Additional Information (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	May 03, 2017
Disclosure of detailed information about borrowings [line items]
Recognised assets representing continuing involvement in derecognised financial assets	€ 45,400,000	€ 51,000,000
Liability relating to IFRS 16 [Member]
Disclosure of detailed information about borrowings [line items]
Lease liabilities	€ 115,700,000
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Loan repayment percentage	1.00%
Repayments of non-current borrowings	€ 12,100,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	€ 80,000,000.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Interest rate			3.25%